ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Jun. 30, 2015
ALLOWANCE FOR LOAN LOSSES [Abstract]
ALLOWANCE FOR LOAN LOSSES

8.             ALLOWANCE FOR LOAN LOSSES

The Company determines its allowance for loan losses in accordance with generally accepted accounting principles.  The Company uses a systematic methodology as required by Financial Reporting Release No. 28 and the various Federal Financial Institutions Examination Council guidelines.  The Company also endeavors to adhere to SEC Staff Accounting Bulletin No. 102 in connection with loan loss allowance methodology and documentation issues.

Our methodology used to determine the allocated portion of the allowance is as follows.  For groups of homogenous loans, we apply a loss rate to the groups' aggregate balance.  Our group loss rate reflects our historical loss experience.  We may adjust these group rates to compensate for changes in environmental factors; but our adjustments have not been frequent due to a relatively stable charge-off experience.  The Company also monitors industry loss experience on similar loan portfolio segments.  We then identify loans for individual evaluation under ASC Topic 310.  If the individually identified loans are performing, we apply a segment specific loss rate adjusted for relevant environmental factors, if necessary, for those loans reviewed individually and considered individually impaired, we use one of the three methods for measuring impairment mandated by ASC Topic 310.  Generally the fair value of collateral is used since our impaired loans are generally real estate based.  In connection with the fair value of collateral measurement, the Company generally uses an independent appraisal and determines costs to sell.  The Company's appraisals for commercial income based loans, such as multi-family and commercial real estate loans, assess value based upon the operating cash flows of the business as opposed to merely “as built” values.  The Company then validates the reasonableness of our calculated allowances by: (1) reviewing trends in loan volume, delinquencies, restructurings and concentrations; (2) reviewing prior period (historical) charge-offs and recoveries; and (3) presenting the results of this process, quarterly, to the Asset Classification Committee and the Savings Bank's Board of Directors.  We then tabulate, format and summarize the current loan loss allowance balance for financial and regulatory reporting purposes.

The Company had no unallocated loss allowance balance at June 30, 2015 and 2014.

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio.  The allowance method is used in providing for loan losses.  Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations.  The provision for loan losses is based on management's periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

The following is a summary of the changes in the allowance for loan losses:

	2015	2014	2013
	(Dollars in Thousands)

Balance, July 1	$234	$307	$385
Add:
Provision for loan losses	70	(73)	(68)
Less:
Loans charged off	-	-	10

Balance, June 30	$304	$234	$307

The following tables summarize the primary segments of the allowance for loan losses (“ALLL”), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2015 and June 30, 2014.  Activity in the allowance is presented for the fiscal years ended June 30, 2015 and 2014.

	As of June 30, 2015
	First Mortgage Loans
	1 – 4 Family	Construction		Land Acquisition & Development	Multi-family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30,2014	$103	$14	$	5	$12	$45	$47	$8	$234
Charge-offs	-	-		-	-	-	-	-	-
Recoveries	-	-		-	-	-	-	-	-
Provisions	22	49		4	18	(11)	(10)	(2)	70
Ending ALLL Balanceat June 30,2015	$125	$63	$	9	$30	$34	$37	$6	$304

Individually evaluated for impairment	$-	$-	$	-	$-	$-	$-	$-	$-
Collectively evaluated for impairment	125	63		9	30	34	37	6	304
	$125	$63	$	9	$30	$34	$37	$6	$304

	As of June 30, 2014
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi-family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30,2013	$47	$117	$8	$14	$57	$53	$11	$307
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	56	(103)	(3)	(2)	(12)	(6)	(3)	(73)
Ending ALLL Balanceat June 30,2014	$103	$14	$5	$12	$45	$47	$8	$234

Individually evaluated for impairment	$-	$-	$-	$-	$-	$15	$-	$15
Collectively evaluated for impairment	103	14	5	12	45	32	8	219
	$103	$14	$5	$12	$45	$47	$8	$234

During the fiscal year ended June 30, 2015, the ALLL associated with the construction loan portfolio, multi-family loans, and land acquisition and development loans increased by $49 thousand, $18 thousand and $4 thousand, respectively.  The primary reason for the increases in the ALLL associated with these segments was the increases in associated loan balances.  The ALLL for consumer loans decreased primarily due to the payoff of one non-performing home equity line of credit.  The increase in the ALLL associated with 1 – 4 family permanent loans was primarily associated with an increase in the ALLL associated with new loans booked within this segment, which was partially offset by a decrease in the ALLL associated with the non-performing segment of 1 – 4 family permanent loans. The decrease in the ALLL associated with the commercial real estate and commercial (non-real estate) segments was primarily related to the lower loan balances within these segments.  During the fiscal year ended June 30, 2015, the Company also increased its ALLL reserve factors, due to increases in associated loan balances and qualitative factors throughout fiscal 2015, for the following loan segments:

Loan Segment	06/30/2015 Factor	06/30/2014 Factor
1 – 4 family	0.35%	0.15%
Construction:
1 – 4 family	0.75%	0.15%
5+ family	1.00%	0.50%
Land acquisition and development	1.00%	0.75%

The $103 thousand credit provision on construction loans was primarily due to the payoff in full of one single-family construction loan during fiscal 2014.